AFS and HTM Debt Securities (Tables)	12 Months Ended
Dec. 31, 2022
AFS And HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities Outstanding
Table 3.1 provides the amortized cost, net of the allowance for credit losses (ACL) for debt securities, and fair value by major categories of available-for-sale (AFS) debt securities, which are carried at fair value, and held-to-maturity (HTM) debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of accumulated other comprehensive income (AOCI), net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 2 (Trading Activities).
Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities, which are included in other assets. See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. The interest income reversed for the years ended 2022 and 2021 was insignificant.
Table 3.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost, net (1)	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2022
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$47,536	9	(2,260)	45,285
Non-U.S. government securities	162	—	—	162
Securities of U.S. states and political subdivisions (2)	10,958	20	(533)	10,445
Federal agency mortgage-backed securities	53,302	2	(5,167)	48,137
Non-agency mortgage-backed securities (3)	3,423	1	(140)	3,284
Collateralized loan obligations	4,071	—	(90)	3,981
Other debt securities	2,273	75	(48)	2,300
Total available-for-sale debt securities	121,725	107	(8,238)	113,594
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	16,202	—	(1,917)	14,285
Securities of U.S. states and political subdivisions	30,985	8	(4,385)	26,608
Federal agency mortgage-backed securities	216,966	30	(34,252)	182,744
Non-agency mortgage-backed securities (3)	1,253	—	(147)	1,106
Collateralized loan obligations	29,926	1	(727)	29,200
Other debt securities	1,727	—	(149)	1,578
Total held-to-maturity debt securities	297,059	39	(41,577)	255,521
Total	$418,784	146	(49,815)	369,115
December 31, 2021
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$39,668	185	(192)	39,661
Non-U.S. government securities	71	—	—	71
Securities of U.S. states and political subdivisions (2)	16,618	350	(51)	16,917
Federal agency mortgage-backed securities	104,661	1,807	(582)	105,886
Non-agency mortgage-backed securities (3)	4,515	32	(15)	4,532
Collateralized loan obligations	5,713	2	(7)	5,708
Other debt securities	4,217	259	(7)	4,469
Total available-for-sale debt securities	175,463	2,635	(854)	177,244
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	16,544	599	(318)	16,825
Securities of U.S. states and political subdivisions	32,689	847	(61)	33,475
Federal agency mortgage-backed securities	188,909	1,882	(2,807)	187,984
Non-agency mortgage-backed securities (3)	1,082	31	(18)	1,095
Collateralized loan obligations	31,067	194	(2)	31,259
Other debt securities	1,731	17	—	1,748
Total held-to-maturity debt securities	272,022	3,570	(3,206)	272,386
Total	$447,485	6,205	(4,060)	449,630
(1)Represents amortized cost of the securities, net of the ACL of $6 million and $8 million related to AFS debt securities and $85 million and $96 million related to HTM debt securities at December 31, 2022 and 2021, respectively.
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost, net of the ACL, and fair value of these types of securities, was $5.1 billion at December 31, 2022, and $5.2 billion at December 31, 2021.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2022 and 2021.

Held-to-Maturity Debt Securities Purchases and Transfers
Table 3.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security.

Table 3.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2022	2021	2020
Purchases of held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies	$—	—	3,016
Securities of U.S. states and political subdivisions	843	5,198	1,906
Federal agency mortgage-backed securities	2,051	76,010	51,320
Non-agency mortgage-backed securities	211	235	126
Collateralized loan obligations	—	9,379	688
Total purchases of held-to-maturity debt securities	3,105	90,822	57,056
Transfers from available-for-sale debt securities to held-to-maturity debt securities (2):
Securities of U.S. states and political subdivisions	—	2,954	10,721
Federal agency mortgage-backed securities	50,132	41,298	5,522
Collateralized loan obligations	—	10,003	15,572
Other debt securities	—	1,738	—
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$50,132	55,993	31,815
(1)Inclusive of securities purchased but not yet settled and noncash purchases from securitization of loans held for sale (LHFS).
(2)Represents fair value as of the date of the transfers. Debt securities transferred from available-for-sale to held-to-maturity had pre-tax unrealized losses recorded in AOCI of $4.5 billion for the year ended 2022 and $529 million for the year ended 2021, respectively, at the time of the transfers.

Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities
Table 3.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs included in earnings related to AFS and HTM debt securities (pre-tax).

Table 3.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2022	2021	2020
Interest income (1):
Available-for-sale	$3,095	2,808	4,992
Held-to-maturity	6,220	4,359	3,712
Total interest income	9,315	7,167	8,704
Provision for credit losses:
Available-for-sale	1	(2)	89
Held-to-maturity	(11)	54	35
Total provision for credit losses	(10)	52	124
Realized gains and losses (2):
Gross realized gains	276	571	931
Gross realized losses	(125)	(10)	(43)
Impairment write-downs	—	(8)	(15)
Net realized gains	$151	553	873
(1)Excludes interest income from trading debt securities, which is disclosed in Note 2 (Trading Activities).
(2)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.

Investment Grade Debt Securities	Table 3.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 3.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2022
Total portfolio (1)	$113,594	99%	$297,144	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$93,422	100%	$233,169	100%
Securities of U.S. states and political subdivisions	10,445	99	31,000	100
Collateralized loan obligations (3)	3,981	100	29,972	100
All other debt securities (4)	5,746	89	3,003	63
December 31, 2021
Total portfolio (1)	$177,244	99%	$272,118	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$145,547	100%	$205,453	100%
Securities of U.S. states and political subdivisions	16,917	99	32,704	100
Collateralized loan obligations (3)	5,708	100	31,128	100
All other debt securities (4)	9,072	88	2,833	64
(1)99% and 98% were rated AA- and above at December 31, 2022 and 2021, respectively.
(2)Includes federal agency mortgage-backed securities.
(3)100% were rated AA- and above at both December 31, 2022 and 2021.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.

Gross Unrealized Losses and Fair Value - Available-for-Sale Debt Securities	Table 3.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recorded credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the amortized cost basis, net of allowance for credit losses.
Table 3.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2022
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(291)	9,870	(1,969)	27,899	(2,260)	37,769
Securities of U.S. states and political subdivisions	(72)	2,154	(461)	2,382	(533)	4,536
Federal agency mortgage-backed securities	(3,580)	39,563	(1,587)	8,481	(5,167)	48,044
Non-agency mortgage-backed securities	(43)	1,194	(97)	2,068	(140)	3,262
Collateralized loan obligations	(65)	3,195	(25)	786	(90)	3,981
Other debt securities	(31)	1,591	(17)	471	(48)	2,062
Total available-for-sale debt securities	$(4,082)	57,567	(4,156)	42,087	(8,238)	99,654
December 31, 2021
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(192)	24,418	—	—	(192)	24,418
Securities of U.S. states and political subdivisions	(36)	2,308	(15)	532	(51)	2,840
Federal agency mortgage-backed securities	(334)	40,695	(248)	9,464	(582)	50,159
Non-agency mortgage-backed securities	(4)	1,966	(11)	543	(15)	2,509
Collateralized loan obligations	(3)	1,619	(4)	1,242	(7)	2,861
Other debt securities	—	—	(7)	624	(7)	624
Total available-for-sale debt securities	$(569)	71,006	(285)	12,405	(854)	83,411

Contractual Maturities - Available-for-Sale Debt Securities	Table 3.6 and Table 3.7 show the remaining contractual maturities, amortized cost, net of the ACL, fair value and weighted average effective yields of AFS and HTM debt securities, respectively. The remaining contractual principal maturities for mortgage-backed securities (MBS) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.
Table 3.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2022
Available-for-sale debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$47,536	4,046	21,094	20,884	1,512
Fair value	45,285	3,945	20,576	19,326	1,438
Weighted average yield	1.09%	1.19	0.55	1.59	1.44
Non-U.S. government securities
Amortized cost, net	$162	1	137	24	—
Fair value	162	1	137	24	—
Weighted average yield	3.49%	5.10	3.62	2.71	—
Securities of U.S. states and political subdivisions
Amortized cost, net	$10,958	1,139	2,471	4,866	2,482
Fair value	10,445	1,138	2,455	4,513	2,339
Weighted average yield	3.46%	4.06	3.43	3.16	3.80
Federal agency mortgage-backed securities
Amortized cost, net	$53,302	1	277	856	52,168
Fair value	48,137	1	264	799	47,073
Weighted average yield	3.26%	3.33	1.90	2.48	3.28
Non-agency mortgage-backed securities
Amortized cost, net	$3,423	—	—	71	3,352
Fair value	3,284	—	—	65	3,219
Weighted average yield	4.58%	—	—	3.31	4.61
Collateralized loan obligations
Amortized cost, net	$4,071	—	—	3,668	403
Fair value	3,981	—	—	3,592	389
Weighted average yield	5.53%	—	—	5.53	5.54
Other debt securities
Amortized cost, net	$2,273	81	203	866	1,123
Fair value	2,300	79	199	866	1,156
Weighted average yield	5.13%	5.16	5.73	4.47	5.52
Total available-for-sale debt securities
Amortized cost, net	$121,725	5,268	24,182	31,235	61,040
Fair value	113,594	5,164	23,631	29,185	55,614
Weighted average yield	2.57%	1.87	0.90	2.41	3.38
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost without effect for any related hedging derivatives and are shown pre-tax.

Contractual Maturities - Held-to-Maturity Debt Securities
Table 3.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2022
Held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$16,202	—	12,415	—	3,787
Fair value	14,285	—	11,972	—	2,313
Weighted average yield	2.18%	—	2.37	—	1.58
Securities of U.S. states and political subdivisions
Amortized cost, net	$30,985	1,677	1,959	2,052	25,297
Fair value	26,608	1,664	1,912	2,018	21,014
Weighted average yield	2.12%	1.26	1.58	2.28	2.20
Federal agency mortgage-backed securities
Amortized cost, net	$216,966	—	—	—	216,966
Fair value	182,744	—	—	—	182,744
Weighted average yield	2.27%	—	—	—	2.27
Non-agency mortgage-backed securities
Amortized cost, net	$1,253	—	18	65	1,170
Fair value	1,106	—	17	61	1,028
Weighted average yield	3.11%	—	2.93	3.88	3.07
Collateralized loan obligations
Amortized cost, net	$29,926	—	—	13,264	16,662
Fair value	29,200	—	—	13,085	16,115
Weighted average yield	5.62%	—	—	5.71	5.55
Other debt securities
Amortized cost, net	$1,727	—	758	969	—
Fair value	1,578	—	713	865	—
Weighted average yield	4.47%	—	4.10	4.75	—
Total held-to-maturity debt securities
Amortized cost, net	$297,059	1,677	15,150	16,350	263,882
Fair value	255,521	1,664	14,614	16,029	223,214
Weighted average yield	2.61%	1.26	2.35	5.21	2.47
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost, excluding unamortized basis adjustments related to the transfer of certain debt securities from AFS to HTM, and are shown pre-tax.